Operating Leases and Obligations Related to Finance Leases - Operating Leases (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) contract vessel	Dec. 31, 2025 USD ($) contract vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		$ 45,257	$ 74,795	$ 70,836
Operating Lease, Weighted Average Remaining Lease Term	2 years 4 months 24 days	2 years 4 months 24 days	2 years 10 months 24 days
Number of vessels chartered in | vessel		8	11
Operating Lease, Weighted Average Discount Rate, Percent	6.00%	6.00%	6.40%
Charter Contract Extension, Period		1 year
Operating lease right-of-use assets (notes 10 and 15)	$ 38,161	$ 38,161	$ 52,162
Number Of Vessels To Be Purchased | vessel	3
Charter Contract Extensions, Period		6 months
Maximum
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	1 year	1 year
Ship-to-ship Support Vessel [Member]
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	6 months	6 months	12 months
Number of Time Charters with Option to Extend | contract	1	1
Number of options extended for vessels chartered in | vessel		2	1
Ship-to-ship Support Vessel [Member] | September 2025
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	$ 2,400	$ 2,400
Operating Lease, Liability	(2,400)	(2,400)
Ship-to-ship Support Vessel [Member] | July 2025
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	2,400	2,400
Operating Lease, Liability	$ (2,400)	$ (2,400)
Ship-to-ship Support Vessel [Member] | May 2024
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)			$ 500
Operating Lease, Liability			$ (500)
LR2 and Aframax Tankers
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			12 months
Number of Time Charters with Option to Extend | contract	1	1
Number Of Vessels To Be Purchased | vessel	3
Number of Options to Extend | vessel	3	3
Number of options extended for vessels chartered in | vessel		1	1
LR2 and Aframax Tankers | December 2025
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)	$ 8,800	$ 8,800
Operating Lease, Liability	$ (8,800)	$ (8,800)
LR2 and Aframax Tankers | May 2024
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (notes 10 and 15)			$ 8,600
Operating Lease, Liability			$ (8,600)
Suezmax, Aframax, LR2 and STS Vessels
Operating Leased Assets [Line Items]
Number of Time Charters with Option to Extend | contract	3	3
Bunker Tanker
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract			54 months
Number of vessels chartered in | vessel			1
Operating lease right-of-use assets (notes 10 and 15)			$ 8,800
Operating Lease, Liability			(8,800)
Ship-to-ship Support and Aframax/LR2 Vessel
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Term of Contract	24 months	24 months
Lease [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		$ 27,300	45,100
Non-lease Component [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		18,000	29,700
Short Term Lease less than 1 year [Member]
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		0	0
Lease term greater than one year
Operating Leased Assets [Line Items]
Time-charter hire expenses (note 10)		45,300	$ 74,800
Long-Term Lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	$ 22,849	22,849
Lessee, Operating Lease, Liability, Payments, Due Year Two	9,058	9,058
Lessee, Operating Lease, Liability, Payments, Due Year Three	5,284	5,284
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,945	3,945
Lessee, Operating Lease, Liability, to be Paid	41,136	41,136
Operating Lease, Liability	(17,054)	(17,054)
Long-Term Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	13,865	13,865
Lessee, Operating Lease, Liability, Payments, Due Year Two	6,219	6,219
Lessee, Operating Lease, Liability, Payments, Due Year Three	3,250	3,250
Lessee, Operating Lease, Liability, Payments, Due Year Four	3,444	3,444
Lessee, Operating Lease, Liability, to be Paid	26,778	26,778
Long-Term Lease and Non-lease
Operating Leased Assets [Line Items]
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months	36,714	36,714
Lessee, Operating Lease, Liability, Payments, Due Year Two	15,277	15,277
Lessee, Operating Lease, Liability, Payments, Due Year Three	8,534	8,534
Lessee, Operating Lease, Liability, Payments, Due Year Four	7,389	7,389
Lessee, Operating Lease, Liability, to be Paid	$ 67,914	$ 67,914